Goodwill (Details 1) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Intangible assets and goodwill [Line Items]
Goodwill		$ 123,044,901	$ 94,617,474	$ 96,926,551
International Business
Intangible assets and goodwill [Line Items]
Goodwill		46,218,590	18,208,406
Wines
Intangible assets and goodwill [Line Items]
Goodwill		32,416,144	32,416,144
Chile
Intangible assets and goodwill [Line Items]
Goodwill		44,410,167	43,992,924
Embotelladoras Chilenas Unidas S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill		25,257,686	25,257,686
Manantial S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill		8,879,245	8,879,245
Compañía Pisquera de Chile S.A. | Chile
Intangible assets and goodwill [Line Items]
Goodwill		9,808,550	9,808,550
Los Huemules S.R.L. | Chile
Intangible assets and goodwill [Line Items]
Goodwill		8,679	47,443
CCU Argentina S.A. and subsidiaries | International Business
Intangible assets and goodwill [Line Items]
Goodwill		24,863,266	5,355,254
Marzurel S.A., Coralina S.A. and Milotur S.A. | International Business
Intangible assets and goodwill [Line Items]
Goodwill		4,839,916	6,956,760
Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A | International Business
Intangible assets and goodwill [Line Items]
Goodwill		5,236,732	5,896,392
Vina San Pedro Tarapaca S.A. | Wines
Intangible assets and goodwill [Line Items]
Goodwill		32,416,144	32,416,144
Cervecera Kunstmann SA [Member] | Chile
Intangible assets and goodwill [Line Items]
Goodwill	[1]	456,007	0
Bebidas Bolivianas BBO S.A. [Member] | International Business
Intangible assets and goodwill [Line Items]
Goodwill	[2]	$ 11,278,676	$ 0

[1]	See Note 15 – Business combinations, letter b).
[2]	See Note 15 – Business combinations, letter a).